Other Financial Assets (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Other Financial Assets
The Company’s other financial assets were as follows, as at:

	January 31, 2023	January 31, 2022

Restricted investments [a]	$12.9	$14.3
Derivative financial instruments	106.5	38.0
Advances to suppliers related to property, plant and equipment	36.2	50.4
Other	36.3	24.1
Total other financial assets	$191.9	$126.8
Current	122.6	73.6
Non-current	69.3	53.2
Total other financial assets	$191.9	$126.8